FEDERATED SHORT-TERM INCOME FUND
(A PORTFOLIO OF FEDERATED INCOME SECURITIES TRUST)
Institutional Shares
Institutional Service Shares

SUPPLEMENT TO PROSPECTUSES DATED JUNE 30, 1995
The following should be added as the fourth paragraph under the sub-section entitled "Adviser's Background" beginning on page 15 and continuing to page 16 of the prospectuses:
     "Randall S. Bauer has been the Fund's portfolio manager since October 1995. Mr. Bauer joined Federated Investors in 1989 and has been a Vice President of the Fund's investment adviser since January 1994.
     Prior to this, Mr. Bauer served as an Assistant Vice President of the Fund's investment adviser. Mr. Bauer was an Assistant Vice President of the International Banking Division at Pittsburgh National Bank from 1982 until 1989. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University."

                                                           October 25, 1995


   FEDERATED SECURITIES CORP.


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   G00609-03 (10/95)